Segment Information Revenue Per Country - Offshore Segment (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total revenues	$ 51,934	$ 244,020	$ 368,447
Offshore Support Segment
Total revenues	21,157	8,118
Brazil | Offshore Support Segment
Total revenues	19,312	8,118
Europe | Offshore Support Segment
Total revenues	$ 1,800	$ 0